UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      12/31/05

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):	 [ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Grimes & Company, Inc.
Address:	110 Turnpike Road, Suite 100
		Westborough, MA   01581

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Gerald S. Connolly
Title:	CCO
Phone:	508-366-3883

Signature, Place, and Date of Signing:

      Gerald S. Connolly
Westborough, MA          01581          01/13/06

Report Type (Check only one.):

[x] 	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other
reporting manager(s).)

[ ] 	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are
reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number		 Name

28-__________________		 ________________________________________________






FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 0
Form 13FInformation Table Entry Total:                           142
Form 13F Information Table Value Total(thousands):            113562



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

No. Form 13F File Number Name
28-________________________






                             Form 13F INFORMATION TABLE
Name             	CLASS	CUSIP	        Value   AMT   TYPE      Inv. Other  Voting
 						x1000			Disc. Mgr.   Auth

Berk Hathy Inc Del Cl A	COM	084670108	443	5	SH	SOLE	0	5
Berk Hathaway Inc. Cl B	COM	084670207	358	122	SH	SOLE	0	122
Bears Stearns Co Inc.	COM	073902108	223	1930	SH	SOLE	0	1930
Molson Coor Brew Cl B 	COM	60871R209	206	3074	SH	SOLE	0	3074
Dominion Resources, Inc	COM	25746U109	257	3333	SH	SOLE	0	3333
Fortune Brands	        COM	349631101	312	4000	SH	SOLE	0	4000
L-3 Communications Hldg	COM	502424104	299	4020	SH	SOLE	0	4020
FedEx Corporation	COM	31428X106	460	4445	SH	SOLE	0	4445
Altria Group, Inc	COM	02209S103	347	4650	SH	SOLE	0	4650
Morgan Stanley	        COM	617446448	291	5129	SH	SOLE	0	5129
American Int'l Group 	COM	026874107	362	5314	SH	SOLE	0	5314
Unilever N.V.	        COM	904784709	376	5475	SH	SOLE	0	5475
Automatic Data Process	COM	053015103	252	5487	SH	SOLE	0	5487
Bunge Limited		COM	G16962105	318	5625	SH	SOLE	0	5625
Nasdaq-100 Trust, Ser 1	COM	631100104	230	5691	SH	SOLE	0	5691
Affiliated Computer Ser	COM	008190100	341	5770	SH	SOLE	0	5770
Eaton			COM	278058102	403	6000	SH	SOLE	0	6000
Exelon Corporation	COM	30161N101	343	6449	SH	SOLE	0	6449
Devon Energy Corp	COM	25179M103	428	6844	SH	SOLE	0	6844
Jacobs Engineering Grp	COM	469814107	478	7040	SH	SOLE	0	7040
Energen Corporation	COM	29265N108	264	7258	SH	SOLE	0	7258
BP PLC			COM	055622104	471	7329	SH	SOLE	0	7329
Praxair, Inc.		COM	74005P104	404	7620	SH	SOLE	0	7620
Biomet			COM	090613100	312	8540	SH	SOLE	0	8540
United Parcel Service	COM	911312106	650	8648	SH	SOLE	0	8648
Medtronic, Inc.		COM	585055106	498	8654	SH	SOLE	0	8654
Wyeth			COM	983024100	408	8850	SH	SOLE	0	8850
Laborat Corp Amer Hldg	COM	50540R409	487	9040	SH	SOLE	0	9040
Manulife Finl Corp	COM	56501R106	535	9107	SH	SOLE	0	9107
Cree Inc.		COM	225447101	232	9200	SH	SOLE	0	9200
Lowe's Companies, Inc.	COM	548661107	620	9295	SH	SOLE	0	9295
QLogic Corporation	COM	747277101	307	9428	SH	SOLE	0	9428
Vulcan Materials Co	COM	929160109	644	9500	SH	SOLE	0	9500
Clorox			COM	189054109	564	9915	SH	SOLE	0	9915
NIKE, Inc.		COM	654106103	867	9991	SH	SOLE	0	9991
Cronus Corp.		COM	226903102	0	10000	SH	SOLE	0	10000
Honeywell International	COM	438516106	376	10106	SH	SOLE	0	10106
AT&T Inc. Com		COM	00206R102	248	10123	SH	SOLE	0	10123
Biopure			COM	09065H303	8	10166	SH	SOLE	0	10166
Colgate-Palmolive Co	COM	194162103	591	10779	SH	SOLE	0	10779
NSTAR			COM	67019E107	318	11065	SH	SOLE	0	11065
Chittenden Corporation	COM	170228100	309	11095	SH	SOLE	0	11095
AmerisourceBergen Corp.	COM	03073E105	464	11210	SH	SOLE	0	11210
Wells Fargo & Company	COM	949746101	708	11271	SH	SOLE	0	11271
Bristol Myers Squibb	COM	110122108	260	11302	SH	SOLE	0	11302
Lockheed Martin		COM	539830109	758	11915	SH	SOLE	0	11915
FPL Group, Inc		COM	302571104	499	12000	SH	SOLE	0	12000
American Express Co	COM	025816109	624	12134	SH	SOLE	0	12134
Illinois Tool Works	COM	452308109	1080	12275	SH	SOLE	0	12275
LPBP Cl A Vtg
 ISIN #CA5021181022 	COM	#N/A		0	12500	SH	SOLE	0	12500
The Timberland Company	COM	887100105	407	12510	SH	SOLE	0	12510
Reebok Int'l Ltd.	COM	758110100	744	12770	SH	SOLE	0	12770
Snap-on Incorporated	COM	833034101	488	12990	SH	SOLE	0	12990
Ambient Corp.		COM	02318N102	1	13000	SH	SOLE	0	13000
GlaxoSmithKline plc	COM	37733W105	673	13332	SH	SOLE	0	13332
First Data		COM	319963104	580	13481	SH	SOLE	0	13481
SEI Corp.		COM	784117103	522	14100	SH	SOLE	0	14100
Garmin Ltd.		COM	G37260109	943	14220	SH	SOLE	0	14220
Amgen Inc.		COM	031162100	1153	14620	SH	SOLE	0	14620
Kimberly-Clark Corp	COM	494368103	877	14705	SH	SOLE	0	14705
ChevronTexaco Corp	COM	166764100	872	15364	SH	SOLE	0	15364
Ingersoll-Rand Co Ltd	COM	G4776G101	626	15516	SH	SOLE	0	15516
Eli Lilly and Company	COM	532457108	881	15575	SH	SOLE	0	15575
CDW Corporation		COM	12512N105	899	15620	SH	SOLE	0	15620
Procter & Gamble Comp	COM	742718109	928	16039	SH	SOLE	0	16039
Superior Indust Int'l	COM	868168105	360	16175	SH	SOLE	0	16175
Washington Mutual, Inc.	COM	939322103	715	16438	SH	SOLE	0	16438
Silicon Laboratories	COM	826919102	630	17180	SH	SOLE	0	17180
Bell South Corp.	COM	079860102	472	17410	SH	SOLE	0	17410
V.F. Corporation	COM	918204108	1019	18410	SH	SOLE	0	18410
Int'l Business Machines	COM	459200101	1536	18680	SH	SOLE	0	18680
Verizon Communications	COM	92343V104	579	19215	SH	SOLE	0	19215
Hydroflo Inc.		COM	448871103	3	20000	SH	SOLE	0	20000
Diageo plc		COM	25243Q205	1188	20378	SH	SOLE	0	20378
PepsiCo, Inc.		COM	713448108	1260	21321	SH	SOLE	0	21321
Lubrizol Corporation	COM	549271104	929	21390	SH	SOLE	0	21390
Allmerica Financia Corp	COM	410867105	909	21753	SH	SOLE	0	21753
Wastech Inc		COM	94107F101	1	21800	SH	SOLE	0	21800
Dell Computer Corp	COM	24702R101	691	23062	SH	SOLE	0	23062
Sanofi-Aventis (ADR)	COM	80105N105	1083	24675	SH	SOLE	0	24675
Neomedia Technologies 	COM	640505103	8	25000	SH	SOLE	0	25000
Avon Products, Inc.	COM	054303102	727	25475	SH	SOLE	0	25475
Harley-Davidson, Inc.	COM	412822108	1362	26447	SH	SOLE	0	26447
3M Company		COM	88579Y101	2108	27206	SH	SOLE	0	27206
Sara Lee Corporation	COM	803111103	521	27575	SH	SOLE	0	27575
Anheuser-Busch Companie	COM	035229103	1224	28482	SH	SOLE	0	28482
U.S. Bancorp		COM	902973304	861	28804	SH	SOLE	0	28804
Wal-Mart Stores, Inc.	COM	931142103	1368	29239	SH	SOLE	0	29239
Maxxon Inc.		COM	577774102	1	30000	SH	SOLE	0	30000
Targeted Genetics Corp.	COM	87612M108	15	30000	SH	SOLE	0	30000
Tyco International Ltd.	COM	902124106	888	30767	SH	SOLE	0	30767
Southern Company	COM	842587107	1074	31100	SH	SOLE	0	31100
Home Depot, Inc.	COM	437076102	1260	31115	SH	SOLE	0	31115
Mylan Laboratories Inc.	COM	628530107	628	31450	SH	SOLE	0	31450
AmSouth Bancorporation	COM	032165102	825	31485	SH	SOLE	0	31485
Plantronics, Inc.	COM	727493108	913	32265	SH	SOLE	0	32265
Coca-Cola Company	COM	191216100	1334	33097	SH	SOLE	0	33097
Oracle Corporation	COM	68389X105	405	33190	SH	SOLE	0	33190
United Technologies Cor	COM	913017109	1859	33256	SH	SOLE	0	33256
Bank New York Inc.	COM	064057102	1113	34930	SH	SOLE	0	34930
Bico Inc	        COM	088766100	0	35000	SH	SOLE	0	35000
J.P. Morgan Chase & Co.	COM	46625H100	1395	35137	SH	SOLE	0	35137
Dollar General Corp	COM	256669102	675	35405	SH	SOLE	0	35405
Engelhard Corporation	COM	292845104	1121	37185	SH	SOLE	0	37185
Int'l Game Tech.	COM	459902102	1201	39035	SH	SOLE	0	39035
Federated Investors Inc	COM	314211103	1455	39275	SH	SOLE	0	39275
Merck & Co., Inc.	COM	589331107	1291	40572	SH	SOLE	0	40572
McDonald's Corporation	COM	580135101	1384	41033	SH	SOLE	0	41033
Texas Instruments Inc	COM	882508104	1321	41186	SH	SOLE	0	41186
NiSource	        COM	65473P105	881	42225	SH	SOLE	0	42225
Symantec Corporation	COM	871503108	778	44475	SH	SOLE	0	44475
Comcast Cl A    	COM	20030N101	1173	45241	SH	SOLE	0	45241
Johnson & Johnson	COM	478160104	2761	45947	SH	SOLE	0	45947
Citigroup Inc.   	COM	172967101	2252	46408	SH	SOLE	0	46408
Accenture Ltd	        COM	G1150G111	1340	46425	SH	SOLE	0	46425
Newell Rubbermaid	COM	651229106	1111	46734	SH	SOLE	0	46734
Universal Express Inc	COM	91349P103	0	48000	SH	SOLE	0	48000
Boston Scientific	COM	101137107	1298	52995	SH	SOLE	0	52995
Sun Microsystems, Inc.	COM	866810104	225	53690	SH	SOLE	0	53690
Millennium Pharmaceuti	COM	599902103	541	55744	SH	SOLE	0	55744
Vodafone Group PLC	COM	92857W100	1203	56045	SH	SOLE	0	56045
ISCO International, Inc	COM	46426P103	19	58700	SH	SOLE	0	58700
Med Efficiency Delaware	COM	#N/A		0	60000	SH	SOLE	0	60000
Applied Materials Inc.	COM	038222105	1123	62577	SH	SOLE	0	62577
Time Warner Inc.	COM	887317105	1099	62987	SH	SOLE	0	62987
Exxon Mobil Corporation	COM	30231G102	3662	65190	SH	SOLE	0	65190
Nokia Corporation	COM	654902204	1219	66613	SH	SOLE	0	66613
Bank of America Corp.	COM	060505104	3999	86643	SH	SOLE	0	86643
Pfizer Inc		COM	717081103	2144	91936	SH	SOLE	0	91936
Intel Corporation	COM	458140100	2459	98530	SH	SOLE	0	98530
Mundoro Mining Ord	COM	626136105	194	100000	SH	SOLE	0	100000
Microsoft Corporation	COM	594918104	2721	104047	SH	SOLE	0	104047
General Electric Compan	COM	369604103	3919	111797	SH	SOLE	0	111797
Cisco Systems, Inc.	COM	17275R102	1941	113385	SH	SOLE	0	113385
Kalrez Energy NL	COM	Q5502H106	0	120000	SH	SOLE	0	120000
Water Chef Inc		COM	940907108	10	125000	SH	SOLE	0	125000
EMC Corporation		COM	268648102	2036	149503	SH	SOLE	0	149503
AMBAC Financial Group
    7% DEB		PREF	023139405	328	13000	SH	SOLE	0	13000
Abby Nat'l Plc 7.25%
    Perpetual Sub	PREF	002920601	330	13000	SH	SOLE	0	13000
BAC Capital Tr I Cap
    Secs New Issue	PREF	055187207	302	11900	SH	SOLE	0	11900
Citigroup Cap IX Tr
    Pfd Secs 6.00%	PREF	173066200	781	32200	SH	SOLE	0	32200
Lehman Bros Hld Cap Tr
    III Pfd Ser K	PREF	52519Y209	1179	47000	SH	SOLE	0	47000